Significant Accounting Policies - Principal of Consolidation (Detail)	12 Months Ended
Dec. 31, 2018 subsidiary
Variable Interest Entity [Line Items]
Number of Rig Holding Subsidiaries	2
PDNL
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	50.10%
Pacific Bora Ltd and Pacific Scirocco Ltd
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	49.00%
Derotech Offshore Services Limited | PIDWAL
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	51.00%
PIDWAL | PDNL
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	99.90%
PIDWAL | Pacific Bora Ltd and Pacific Scirocco Ltd
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	50.10%
PDL
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	49.90%
PDL | PDNL
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	0.10%
PDL | Pacific Bora Ltd and Pacific Scirocco Ltd
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	49.90%